Consolidated Statements Of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ 117,000	$ 11,199,000	$ 5,462,000	$ (72,826,000)	$ 46,975,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization of real estate assets	54,341,000	54,817,000
Depreciation and amortization of corporate assets	1,000,000	1,410,000
Cost, Depreciation and Amortization			218,738,000	231,023,000	177,504,000
Impairment of real estate assets	5,000,000	0	2,423,000	87,393,000	40,782,000
Depreciation and amortization of corporate assets			5,941,000	5,847,000	13,779,000
Net amortization of above- and below-market leases	(838,000)	(788,000)	(3,173,000)	(4,185,000)	(3,949,000)
Amortization of deferred financing expenses	1,227,000	1,251,000	4,975,000	5,060,000	4,682,000
Amortization of debt and derivative adjustments	354,000	1,061,000	2,444,000	7,514,000	(625,000)
Loss (gain) on extinguishment or modification of debt, net			4,000	2,238,000	(93,000)
Gain on sale or contribution of property, net	(13,841,000)	1,577,000	(6,494,000)	(28,170,000)	(109,300,000)
Change in fair value of earn-out liability and derivatives	16,000,000	(10,000,000.0)	(10,000,000)	(7,500,000)	2,393,000
Straight-line rent	(1,424,000)	(2,288,000)	(3,325,000)	(9,079,000)	(5,112,000)
Share-based compensation	1,110,000	(149,000)	5,861,000	7,716,000	5,098,000
Other impairment charges			359,000	9,661,000	0
Return on investment in unconsolidated joint ventures	1,546,000	246,000	1,962,000	3,922,000	0
Other	(567,000)	707,000	1,287,000	540,000	1,039,000
Changes in operating assets and liabilities:
Other assets, net	(10,787,000)	(15,117,000)	(6,945,000)	1,271,000	(7,334,000)
Accounts payable and other liabilities	(4,487,000)	(8,313,000)	(8,943,000)	(13,550,000)	(12,548,000)
Net Cash Provided by (Used in) Operating Activities, Total	48,751,000	35,613,000	210,576,000	226,875,000	153,291,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Real estate acquisitions	(39,850,000)	(4,319,000)	(41,482,000)	(71,722,000)	(87,068,000)
Capital expenditures			(63,965,000)	(75,492,000)	(48,980,000)
Proceeds from sale of real estate	58,356,000	17,447,000	57,902,000	223,083,000	78,654,000
Distributions and proceeds from unconsolidated joint ventures			3,453,000	5,310,000	162,046,000
Acquisition of REIT III, net of cash received			0	(16,996,000)	0
Acquisition of REIT II, net of cash received			0	0	(363,519,000)
Payments for Capital Improvements	(13,537,000)	(15,965,000)
Investment in third parties	(3,000,000)	0
Return of investment in unconsolidated joint ventures	2,721,000	424,000
Net Cash Provided by (Used in) Investing Activities, Total	4,690,000	(2,413,000)	(44,092,000)	64,183,000	(258,867,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Gross borrowings under revolving credit facility.	0	55,000,000	255,000,000	122,641,000	475,357,000
Gross payments under revolving credit facility	0	(21,000,000)	(255,000,000)	(196,000,000)	(463,567,000)
Proceeds on mortgages and loans payable			0	260,000,000	622,500,000
Payments on mortgages and loans payable	(16,505,000)	(32,657,000)	(64,848,000)	(275,710,000)	(301,669,000)
Payments of Debt Issuance Costs			(130,000)	(3,696,000)	(7,655,000)
Distributions paid, net of DRIP	(24,296,000)	(32,792,000)	(49,331,000)	(123,135,000)	(80,728,000)
Distributions to noncontrolling interests	(4,530,000)	(7,108,000)	(9,435,000)	(29,679,000)	(28,650,000)
Repurchases of common stock	(77,765,000)	(5,176,000)	(5,267,000)	(34,675,000)	(53,153,000)
Proceeds from (Payments for) Other Financing Activities	(29,000)	0	(644,000)	0	0
Net Cash Provided by (Used in) Financing Activities, Total	(123,125,000)	(43,733,000)	(129,655,000)	(280,254,000)	162,435,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	(69,684,000)	(10,533,000)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total			36,829,000	10,804,000	56,859,000
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH:
Beginning of year	131,937,000	95,108,000	95,108,000	84,304,000	27,445,000
End of year	62,253,000	84,575,000	131,937,000	95,108,000	84,304,000
RECONCILIATION TO CONSOLIDATED BALANCE SHEETS
End of year	131,937,000	95,108,000	131,937,000	84,304,000	84,304,000
SUPPLEMENTAL CASH FLOW DISCLOSURE, INCLUDING NON-CASH INVESTING AND FINANCING ACTIVITIES:
Cash paid for interest	18,891,000	20,329,000	78,521,000	89,373,000	67,556,000
Income Taxes Paid, Net			947,000	589,000	(146,000)
Increase (decrease) in accrued shares for Tender Offer			77,642,000	0	0
Right-of-use (“ROU”) assets obtained in exchange for new lease liabilities	194,000	551,000	561,000	4,772,000	739,000
Accrued capital expenditures	3,442,000	3,392,000	4,394,000	6,299,000	2,798,000
Change in distributions payable	(7,897,000)	77,000	(8,260,000)	585,000	5,146,000
Change in distributions payable - noncontrolling interests	(1,211,000)	(3,000)	(1,180,000)	765,000	11,000
Change in accrued share repurchase obligation	(77,642,000)	(2,476,000)	(2,511,000)	1,288,000	605,000
Distribution reinvested through the DRIP	$ 7,368,000	$ 15,940,000	15,940,000	67,427,000	44,071,000
Fair value of assumed debt from individual real estate acquisitions			0	0	11,877,000
Debt contributed to joint venture			0	0	175,000,000
Property contributed to joint venture, net			0	0	273,790,000
Ownership interest in fair value of assets assumed			5,062,000	0	0
Ownership interest in GRP II contributed to GRP I			(5,105,000)	0	0
Amounts related to the acquisition of REIT III, REIT II, and PELP:
Fair value of assumed debt			0	0	464,462,000
Fair value of equity issued			0	49,936,000	1,054,745,000
Net settlement of related party receivables			0	2,246,000	0
Derecognition of management contracts intangible asset and related party investment			$ 0	$ 1,601,000	$ 30,428,000